SUBSEQUENT EVENTS	5 Months Ended	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

On May 13, 2013 the Company amended Article 3 of its certificate of incorporation to amend the aggregate number of shares which the Company is authorized to issue as follows:

500,000,000 Common shares, $0.0001 par value

5,000,000 Preferred Shares,$0.0001 par value

The abovementioned shares authorized pursuant to the Company’s certificate of incorporation may be issued from time to time without prior approval of the shareholders. The Board of Directors of the Company shall have the full authority permitted by law to establish one or more series and the number of shares constituting each such series and to fix by resolution full or limited, multiple or fractional, or no voting rights, and such designations, preferences, qualifications, restrictions, options, conversion rights and other special or relative rights of any series of the Stock that may be desired.

NOTE 8. SUBSEQUENT EVENTS

On September 9, 2013 the Company issued 1,500,000 common shares to Caven Investments LLC for .

(a)	The satisfaction of $70,000 of the outstanding indebtedness owed to Caven Investments LLC by Bio-Matrix Scientific Group Inc

(b)	The cancellation of all of Caven Investments LLC’s outstanding warrants to purchase common shares of Bio-Matrix Scientific Group Inc.

On September 30, 2013 the Company sold 100,000 of its common shares for consideration of $100,000.